As filed with the Securities and Exchange Commission on September 3, 2004




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-09699
                                                     ---------


                           AMERICAN EAGLE FUNDS, INC.
                           --------------------------
               (Exact name of registrant as specified in charter)



              301 CARLSON PARKWAY, SUITE 120, MINNETONKA, MN 55305
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)



                                 JAMES R. JUNDT
              301 CARLSON PARKWAY, SUITE 120, MINNETONKA, MN 55305
              ----------------------------------------------------
                     (Name and address of agent for service)



                                 (800) 541-0677
                                 --------------
              (Registrant's telephone number, including area code)



Date of fiscal year end: December 31, 2004



Date of reporting period:  June 30, 2004

Item 1. Report to Stockholders.
-------------------------------



                                     [LOGO]



                          AMERICAN EAGLE FUNDS, INC.



                   AMERICAN EAGLE CAPITAL APPRECIATION FUND
                          AMERICAN EAGLE TWENTY FUND
                     AMERICAN EAGLE LARGE-CAP GROWTH FUND




                               SEMI-ANNUAL REPORT




                                 JUNE 30, 2004

                 (This page has been left blank intentionally.)

LETTER TO SHAREHOLDERS



DEAR SHAREHOLDER,

We are pleased to present the midyear report for American Eagle Funds, Inc., which covers the six-month period ended June 30, 2004. The pages that follow contain important information regarding the performance of each Fund, as well as the Funds' schedules of investments and financial statements.


For the six-month period ended June 30, 2004, as well as over the life of each Fund, American Eagle Funds have captured the following average annual total returns. For your convenience we have also included the total return of each Fund's primary benchmark index and the total return of its peer-group composite of mutual funds.


AMERICAN EAGLE CAPITAL APPRECIATION FUND

The American Eagle Capital Appreciation Fund employs an aggressive, yet flexible, investment approach. In normal market conditions, the Fund maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.

Average Annual Total Returns(1,2) for the periods ended June 30, 2004:

                                                SINCE INCEPTION
                                  SIX-MONTH       12/30/1999
                                 -----------   ----------------
AMERICAN EAGLE CAPITAL
 APPRECIATION FUND                   0.59%            2.19%
Lipper Capital
 Appreciation Fund Index(3)          3.76%           (5.79)%
Russell 1000 Growth Index(4)         2.74%          (10.91)%


AMERICAN EAGLE TWENTY FUND

The American Eagle Twenty Fund, in normal market conditions, maintains a more concentrated portfolio of approximately, but not less than, 20 securities of primarily American growth companies, without regard to their size. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.

Average Annual Total Returns(1,2) for the periods ended June 30, 2004:

                                                SINCE INCEPTION
                                  SIX-MONTH       12/30/1999
                                 -----------   ----------------
AMERICAN EAGLE
 TWENTY FUND                         6.91%            4.16%
Lipper Capital
 Appreciation Fund Index(3)          3.76%           (5.79)%
Russell 1000 Growth Index(4)         2.74%          (10.91)%


AMERICAN EAGLE LARGE-CAP GROWTH FUND

The American Eagle Large-Cap Growth Fund, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily large American growth companies. These companies are those with market capitalizations that fall within the same range as the companies in the Russell 1000 Growth Index, which currently have market capitalizations which range from approximately $700 million up. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.

Average Annual Total Returns(1) for the periods ended June 30, 2004:

                                                SINCE INCEPTION
                                  SIX-MONTH       12/29/2000
                                 -----------   ----------------
AMERICAN EAGLE LARGE-CAP
 GROWTH FUND                         0.13%           (6.65)%
Lipper Large Cap Growth
 Fund Index(5)                       2.18%           (9.31)%
Russell 1000 Growth Index(4)         2.74%           (7.36)%

We continue to remain confident in our abilities and proud of our longer-term accomplishments as all of the American Eagle Funds continue to perform favorably relative to their benchmarks and peer groups over the longer-term.(6)


Thank you for investing in the American Eagle Funds.

Sincerely,


/s/ James R. Jundt

James R. Jundt
Chairman
                                                                               1

LETTER TO SHAREHOLDERS (concluded)


(1) Quoted returns assume reinvestment of all distributions. Each Fund's past performance is not necessarily an indication of how the Fund will perform in the future. The investment return and principal value of an investment in any Fund's shares will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information does not reflect the deduction of taxes that would be paid on Fund distributions or the redemption of Fund shares. Quoted returns for the six-month period ended June 30, 2004 are not annualized.

(2) Investments in initial public offerings (IPOs), during a period favorable for IPO investing, contributed substantially to the quoted performance of the Fund during 2000. Several other factors also contributed to the Fund's higher return in 2000, including its shorter operating history and smaller asset base. There is no assurance that conditions will exist in the future that will have a similar effect on performance.

(3) The Lipper Capital Appreciation Fund Index measures the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Capital Appreciation Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.

(4) The Russell 1000 Growth Index measures performance of the companies within the Russell 1000 Index (the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.

(5) The Lipper Large Cap Growth Fund Index measures the composite performance of the 30 largest "large cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Large Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.

(6) Investing in futures and options contracts, among other strategies employed by the Funds, involves additional risks that are described in the Funds' prospectus.

                                        American Eagle Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2004



COMMON STOCKS

Industry Description and Issue             Number of Shares               Cost   Market Value (a)
------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (12.5%)
------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                     4,000          $ 246,131         $ 218,280
   EntreMed, Inc. (b)                                34,000            132,472            68,340
   Flamel Technologies S.A. ADR (b)(f)                1,900             54,895            46,797
   Geron Corporation (b)                              4,800             75,527            38,832
   NPS Pharmaceuticals, Inc. (b)                      5,100            151,550           107,100
   Telik, Inc. (b)                                    1,400             28,000            33,418
                                                                     ---------         ---------
                                                                       688,575           512,767
                                                                     ---------         ---------
CABLE (14.4%)
------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)       51,300            167,836           201,096
   Comcast Corporation -- Class A (b)                 6,800            166,823           187,748
   Cox Communications, Inc. -- Class A (b)            4,600            112,960           127,834
   Mediacom Communications Corporation (b)            9,800             64,701            76,636
                                                                     ---------         ---------
                                                                       512,320           593,314
                                                                     ---------         ---------
COMPUTER HARDWARE (1.6%)
------------------------------------------------------------------------------------------------
   SanDisk Corporation (b)                            3,100             80,846            67,239
                                                                     ---------         ---------
                                                                        80,846            67,239
                                                                     ---------         ---------
COMPUTER SERVICES/SOFTWARE (9.6%)
------------------------------------------------------------------------------------------------
   Immersion Corporation (b)(d)                      31,200            201,786           148,824
   iPass Inc. (b)                                    12,600            176,841           133,434
   Microsoft Corporation                              4,000            105,748           114,341
                                                                     ---------         ---------
                                                                       484,375           396,599
                                                                     ---------         ---------
DISCOUNT (6.6%)
------------------------------------------------------------------------------------------------
   Costco Wholesale Corporation                         500             18,073            20,535
   Target Corporation                                 3,100            135,922           131,657
   Wal-Mart Stores, Inc.                              2,300            122,269           121,274
                                                                     ---------         ---------
                                                                       276,264           273,466
                                                                     ---------         ---------
FINANCIAL SERVICES (1.0%)
------------------------------------------------------------------------------------------------
   Circle Group Holdings, Inc. (b)                    8,000             37,340            41,200
                                                                     ---------         ---------
                                                                        37,340            41,200
                                                                     ---------         ---------
INTERNET SERVICES (3.2%)
------------------------------------------------------------------------------------------------
   eBay Inc. (b)                                      1,000             88,222            91,950
   InterActiveCorp (b)                                1,300             41,310            39,182
                                                                     ---------         ---------
                                                                       129,532           131,132
                                                                     ---------         ---------
MEDICAL DEVICES (5.2%)
------------------------------------------------------------------------------------------------
   Align Technology, Inc. (b)                           700              2,968            13,300
   Boston Scientific Corporation (b)                  3,600            142,704           154,080
   C. R. Bard, Inc.                                     800             43,171            45,320
                                                                     ---------         ---------
                                                                       188,843           212,700
                                                                     ---------         ---------
MISCELLANEOUS (1.1%)
------------------------------------------------------------------------------------------------
   Youbet.com, Inc. (b)                              10,600             35,413            43,778
                                                                     ---------         ---------
                                                                        35,413            43,778
                                                                     ---------         ---------
NATIONAL RADIO (18.6%)
------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)   28,000            148,949           764,120
                                                                     ---------         ---------
                                                                       148,949           764,120
                                                                     ---------         ---------

See accompanying notes to schedule of investments.                             3

                                        American Eagle Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2004



COMMON STOCKS (CONCLUDED)

Industry Description and Issue             Number of Shares                     Cost     Market Value (a)
---------------------------------------------------------------------------------------------------------
PHARMACEUTICALS (8.9%)
---------------------------------------------------------------------------------------------------------
   Forest Laboratories, Inc. (b)                      1,200            $      76,348          $    67,956
   The Medicines Company (b)                          2,500                   54,524               76,275
   Sepracor Inc. (b)(e)                               4,200                  192,702              222,180
                                                                       -------------          -----------
                                                                             323,574              366,411
                                                                       -------------          -----------
SATELLITE TELEVISION (3.0%)
---------------------------------------------------------------------------------------------------------
   The DIRECTV Group, Inc. (b)                        4,445                  108,567               76,009
   EchoStar Communications Corporation (b)            1,600                   48,715               49,200
                                                                       -------------          -----------
                                                                             157,282              125,209
                                                                       -------------          -----------
SEMICONDUCTORS (4.9%)
---------------------------------------------------------------------------------------------------------
   California Amplifier, Inc. (b)                     9,400                  139,257               66,458
   Intel Corporation                                  3,600                   95,410               99,360
   Silicon Laboratories Inc. (b)                        800                   43,223               37,080
                                                                       -------------          -----------
                                                                             277,890              202,898
                                                                       -------------          -----------
WIRELESS (3.1%)
---------------------------------------------------------------------------------------------------------
   Linktone Ltd. ADR (b)(f)                           3,400                   35,795               37,230
   SINA Corp (b)(f)                                   2,700                   87,693               89,073
                                                                       -------------          -----------
                                                                             123,488              126,303
                                                                       -------------          -----------
TOTAL COMMON STOCKS (93.7%)                                                3,464,691            3,857,136
                                                                       =============          ===========
   Total investments in securities (93.7%)                             $   3,464,691(c)       $ 3,857,136
                                                                       =============
   Other assets less liabilities (6.3%)                                                           257,319
                                                                                              -----------
NET ASSETS (100.0%)                                                                           $ 4,114,455
                                                                                              ===========

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.

(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) Cost for federal income tax purposes at June 30, 2004, was $3,464,691. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

-------------------------------------------------
    Gross unrealized appreciation      $  848,385
    Gross unrealized depreciation        (455,940)
                                       ----------
    Net unrealized appreciation        $  392,445
-------------------------------------------------

(d) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the American Eagle Capital Appreciation Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2004. The activity for investments in Common Stocks of Affiliates is as follows:

                           BEGINNING   PURCHASE   SALES     ENDING    DIVIDEND   NET REALIZED
       DESCRIPTION            COST       COST      COST      COST      INCOME    GAINS/LOSSES
---------------------------------------------------------------------------------------------
    Immersion Corporation     $--      $201,786    $--    $201,786       $--         $--
---------------------------------------------------------------------------------------------
    Total                     $--      $201,786    $--    $201,786       $--         $--
=============================================================================================

(e) Schedule of Options Written:

CONTRACTS (100 SHARES PER CONTRACT)                                 MARKET VALUE
--------------------------------------------------------------------------------
    CALL OPTIONS
                  Sepracor Inc.
    15               Expiration August 2004, Exercise Price $55.00        $3,300
--------------------------------------------------------------------------------
    15            Total Call Options Written (Premiums  received $3,492)  $3,300
================================================================================

(f) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

    ADR -- American Depository Receipt


4    See accompanying notes to schedule of investments and financial statements.

                                                      American Eagle Twenty Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2004


COMMON STOCKS

Industry Description and Issue             Number of Shares               Cost   Market Value (a)
----------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (8.0%)
------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                     3,100          $ 184,853         $ 169,167
   ImClone Systems Incorporated (b)                     200             16,015            17,158
   Telik, Inc. (b)                                    1,100             22,000            26,257
                                                                     ---------         ---------
                                                                       222,868           212,582
                                                                     ---------         ---------
CABLE (16.7%)
------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)       39,300            168,646           154,056
   Comcast Corporation -- Class A (b)                 6,200            151,275           171,182
   Cox Communications, Inc. -- Class A (b)            4,300            113,464           119,497
                                                                     ---------         ---------
                                                                       433,385           444,735
                                                                     ---------         ---------
CELLULAR SERVICES (7.7%)
------------------------------------------------------------------------------------------------
   Nextel Communications, Inc. -- Class A (b)         5,300            127,196           141,298
   Nextel Partners, Inc. -- Class A (b)               4,000             53,821            63,680
                                                                     ---------         ---------
                                                                       181,017           204,978
                                                                     ---------         ---------
COMPUTER HARDWARE (4.2%)
------------------------------------------------------------------------------------------------
   SanDisk Corporation (b)                            5,100            128,050           110,619
                                                                     ---------         ---------
                                                                       128,050           110,619
                                                                     ---------         ---------
COMPUTER SERVICES/SOFTWARE (5.0%)
------------------------------------------------------------------------------------------------
   iPass Inc. (b)                                     6,200             68,113            65,658
   Microsoft Corporation                              2,400             63,449            68,611
                                                                     ---------         ---------
                                                                       131,562           134,269
                                                                     ---------         ---------
DISCOUNT (6.5%)
------------------------------------------------------------------------------------------------
   Costco Wholesale Corporation                         300             11,217            12,321
   Target Corporation                                 1,900             83,287            80,693
   Wal-Mart Stores, Inc.                              1,500             79,626            79,066
                                                                     ---------         ---------
                                                                       174,130           172,080
                                                                     ---------         ---------
ENERGY (0.5%)
------------------------------------------------------------------------------------------------
   Schlumberger Limited (d)                             200             12,695            12,702
                                                                     ---------         ---------
                                                                        12,695            12,702
                                                                     ---------         ---------
INTERNET SERVICES (2.1%)
------------------------------------------------------------------------------------------------
   eBay Inc. (b)                                        600             52,933            55,170
                                                                     ---------         ---------
                                                                        52,933            55,170
                                                                     ---------         ---------
MEDICAL DEVICES (3.8%)
------------------------------------------------------------------------------------------------
   C.R. Bard, Inc.                                    1,800             96,837           101,970
                                                                     ---------         ---------
                                                                        96,837           101,970
                                                                     ---------         ---------
NATIONAL RADIO (23.6%)
------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)   23,000            122,500           627,670
                                                                     ---------         ---------
                                                                       122,500           627,670
                                                                     ---------         ---------
RADIO (1.4%)
------------------------------------------------------------------------------------------------
   Clear Channel Communications, Inc.                 1,000             35,863            36,950
                                                                     ---------         ---------
                                                                        35,863            36,950
                                                                     ---------         ---------
SATELLITE TELEVISION (3.4%)
------------------------------------------------------------------------------------------------
   The DIRECTV Group, Inc. (b)                        3,457             84,435            59,115
   EchoStar Communications Corporation (b)            1,000             30,447            30,750
                                                                     ---------         ---------
                                                                       114,882            89,865
                                                                     ---------         ---------

See accompanying notes to schedule of investments.                             5

                                                      American Eagle Twenty Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2004

COMMON STOCKS (CONCLUDED)
Industry Description and Issue                 Number of Shares            Cost             Market Value (a)
------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS (2.8%)
----------------------------------------------------------------------------------------------------------
   Intel Corporation                                 2,700         $     71,564                $    74,520
                                                                    ------------               -----------
                                                                         71,564                     74,520
                                                                    ------------               -----------
TOTAL COMMON STOCKS (85.7%)                                           1,778,286                  2,278,110
                                                                    ============               ===========
   Total investments in securities (85.7%)                          $ 1,778,286 (c)            $ 2,278,110
                                                                    ============
   Other assets less liabilities (14.3%)                                                           380,004
                                                                                               -----------
NET ASSETS (100.0%)                                                                            $ 2,658,114
                                                                                               ===========

Notes to Schedule of Investments:

Percentage of investments as shown is the ratio of the total market value to total net assets.

(a) Securities are valued by procedures described in note 2 to the financial statements.

(b) Presently non-income producing.

(c) Cost for federal income tax purposes at June 30, 2004 was $1,778,286. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

-------------------------------------------------
    Gross unrealized appreciation      $  613,868
    Gross unrealized depreciation        (114,044)
                                       ----------
    Net unrealized appreciation        $  499,824
-------------------------------------------------

(d) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

    ADR -- American Depository Receipt


6    See accompanying notes to schedule of investments and financial statements.

                                            American Eagle Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2004


COMMON STOCKS

Industry Description and Issue                 Number of Shares          Cost    Market Value (a)
-------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (8.3%)
------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                     3,500          $ 215,979         $ 190,995
   Cephalon, Inc. (b)                                 1,300             74,870            70,200
                                                                     ---------         ---------
                                                                       290,849           261,195
                                                                     ---------         ---------
CABLE (20.7%)
------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)       64,400            171,428           252,448
   Comcast Corporation -- Class A (b)                10,100            243,619           278,861
   Cox Communications, Inc. -- Class A (b)            4,500            118,308           125,055
                                                                     ---------         ---------
                                                                       533,355           656,364
                                                                     ---------         ---------
CELLULAR SERVICES (9.0%)
------------------------------------------------------------------------------------------------
   Nextel Communications, Inc. -- Class A (b)         7,400            184,719           197,284
   Nextel Partners, Inc. -- Class A (b)               5,500             74,293            87,560
                                                                     ---------         ---------
                                                                       259,012           284,844
                                                                     ---------         ---------
COMPUTER HARDWARE (2.1%)
------------------------------------------------------------------------------------------------
   SanDisk Corporation (b)                            3,000             76,149            65,070
                                                                     ---------         ---------
                                                                        76,149            65,070
                                                                     ---------         ---------
COMPUTER SERVICES/SOFTWARE (4.2%)
------------------------------------------------------------------------------------------------
   Infosys Technologies Limited ADR (e)                 400             32,012            37,108
   Microsoft Corporation                              3,400             89,329            97,196
                                                                     ---------         ---------
                                                                       121,341           134,304
                                                                     ---------         ---------
DISCOUNT (7.9%)
------------------------------------------------------------------------------------------------
   Costco Wholesale Corporation                         400             14,957            16,428
   The Home Depot, Inc.                                 400             12,729            14,080
   Lowe's Companies, Inc.                               400             14,842            21,020
   Target Corporation                                 2,300            100,841            97,681
   Wal-Mart Stores, Inc.                              1,900            101,091           100,170
                                                                     ---------         ---------
                                                                       244,460           249,379
                                                                     ---------         ---------
ENERGY (0.4%)
------------------------------------------------------------------------------------------------
   Schlumberger Limited (e)                             200             12,695            12,702
                                                                     ---------         ---------
                                                                        12,695            12,702
                                                                     ---------         ---------
INTERNET SERVICES (3.5%)
------------------------------------------------------------------------------------------------
   eBay Inc. (b)                                        800             70,577            73,560
   InterActiveCorp (b)                                1,200             37,645            36,168
                                                                     ---------         ---------
                                                                       108,222           109,728
                                                                     ---------         ---------
MEDIA (1.9%)
------------------------------------------------------------------------------------------------
   The Walt Disney Company (b)                        2,400             53,034            61,176
                                                                     ---------         ---------
                                                                        53,034            61,176
                                                                     ---------         ---------
MEDICAL DEVICES (8.7%)
------------------------------------------------------------------------------------------------
   Boston Scientific Corporation (b)                  2,400             93,705           102,720
   C.R. Bard, Inc.                                      600             32,379            33,990
   Medtronic, Inc.                                    2,300            109,749           112,056
   Zimmer Holdings, Inc. (b)                            300             12,435            26,460
                                                                     ---------         ---------
                                                                       248,268           275,226
                                                                     ---------         ---------

See accompanying notes to schedule of investments.                             7

                                            American Eagle Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2004

COMMON STOCKS (CONCLUDED)

Industry Description and Issue             Number of Shares               Cost    Market Value (a)
-------------------------------------------------------------------------------------------------
NATIONAL RADIO (6.0%)
-------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. -- Class A (b)    7,000          $  160,862        $  191,030
                                                                     ----------        ----------
                                                                        160,862           191,030
                                                                     ----------        ----------
PHARMACEUTICALS (11.7%)
-------------------------------------------------------------------------------------------------
   Allergan, Inc.                                       400              35,029            35,808
   Forest Laboratories, Inc. (b)                      1,000              63,624            56,630
   Sepracor Inc. (b)(d)                               3,700             155,153           195,730
   Wyeth                                              2,300              83,619            83,168
                                                                     ----------        ----------
                                                                        337,425           371,336
                                                                     ----------        ----------
RADIO (1.3%)
-------------------------------------------------------------------------------------------------
   Clear Channel Communications, Inc.                 1,100              38,214            40,645
                                                                     ----------        ----------
                                                                         38,214            40,645
                                                                     ----------        ----------
SATELLITE TELEVISION (3.1%)
-------------------------------------------------------------------------------------------------
   The DIRECTV Group, Inc. (b)                        3,128              42,591            53,489
   EchoStar Communications Corporation (b)            1,400              42,625            43,050
                                                                     ----------        ----------
                                                                         85,216            96,539
                                                                     ----------        ----------
SEMICONDUCTORS (2.5%)
-------------------------------------------------------------------------------------------------
   Intel Corporation                                  2,900              76,914            80,040
                                                                     ----------        ----------
                                                                         76,914            80,040
                                                                     ----------        ----------
SPECIALTY (1.1%)
-------------------------------------------------------------------------------------------------
   Coach, Inc. (b)                                      800              33,696            36,152
                                                                     ----------        ----------
                                                                         33,696            36,152
                                                                     ----------        ----------
TELECOMMUNICATIONS INFRASTRUCTURE (2.4%)
-------------------------------------------------------------------------------------------------
   Avaya Inc. (b)                                     4,800              77,748            75,792
                                                                     ----------        ----------
                                                                         77,748            75,792
                                                                     ----------        ----------
WIRELESS (2.5%)
-------------------------------------------------------------------------------------------------
   SINA Corp (b)(e)                                   2,400              78,865            79,176
                                                                     ----------        ----------
                                                                         78,865            79,176
                                                                     ----------        ----------
TOTAL COMMON STOCKS (97.3%)                                           2,836,325         3,080,698
                                                                     ==========        ==========


CALL OPTIONS PURCHASED
                                                   Contracts
                                                 (100 shares
Industry Description and Issue                 per contract)               Cost   Market Value (a)
-------------------------------------------------------------------------------------------------
NATIONAL RADIO (3.0%)
-------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings Inc. - Class A
    Expiration July 2004, Exercise Price $25.00         373         $   114,592       $    95,115
                                                                    -----------       -----------
TOTAL CALL OPTIONS PURCHASED (3.0%)                                     114,592            95,115
                                                                    ===========       ===========
   Total investments in securities (100.3%)                         $ 2,950,917 (c)   $ 3,175,813
                                                                    ===========
   Liabilities less other assets (-0.3%)                                                   (8,763)
                                                                                      -----------
NET ASSETS (100.0%)                                                                   $ 3,167,050
                                                                                      ===========

8                             See accompanying notes to schedule of investments.

                                            American Eagle Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2004



Notes to Schedule of Investments:

Percentage of investments as shown is the ratio of the total market value to total net assets.

(a) Securities are valued by procedures described in note 2 to the financial statements.

(b) Presently non-income producing.

(c) Cost for federal income tax purposes at June 30, 2004, was $2,950,917. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

-------------------------------------------------
    Gross unrealized appreciation      $  327,366
    Gross unrealized depreciation        (102,470)
                                       ----------
    Net unrealized appreciation        $  224,896
-------------------------------------------------

(d) Schedule of Options Written:

                                                                          MARKET
CONTRACTS (100 SHARES PER CONTRACT)                                        VALUE
--------------------------------------------------------------------------------
CALL OPTIONS
                  Sepracor Inc.
    13             Expiration August 2004, Exercise Price $55.00          $2,860
--------------------------------------------------------------------------------
    13            Total Call Options Written (Premium received $3,026)     2,860
================================================================================

(e) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

    ADR -- American Depository Receipt


See accompanying notes to schedule of investments.                             9

FINANCIAL STATEMENTS (unaudited)                                   June 30, 2004

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     American Eagle        American Eagle      American Eagle
                                                                  Capital Appreciation         Twenty         Large-Cap Growth
                                                                          Fund                  Fund                Fund
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------------------------
   Investment in securities of unaffiliated issuers, at
    market value (Note 2) (identified cost: $3,262,905,
    $1,778,286, and $2,950,917, respectively)                         $  3,708,312          $  2,278,110       $  3,175,813
   Investment in securities of affiliated issuers, at market
    value (note 2) (identified cost: $201,786, $0 and
    $0, respectively)                                                      148,824                    --                 --
   Cash                                                                    278,483               306,739            451,594
   Receivable for securities sold                                           72,464               140,854            101,450
   Receivable from brokers for proceeds on securities
    sold short                                                                 393                   387                 --
   Dividends and interest receivable                                            --                   138                340
   Prepaid expenses and other assets                                        11,655                10,251              9,852
                                                                      ------------          ------------       ------------
   Total Assets                                                          4,220,131             2,736,479          3,739,049
                                                                      ------------          ------------       ------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------
   Options written, at market value
    (premiums received -- $3,492, $0, and $3,026,
    respectively)                                                            3,300                    --              2,860
   Payable for securities purchased                                         80,050                56,577             68,756
   Payable for capital shares redeemed                                          --                    --            471,600
   Accrued investment advisory fee                                           4,339                 2,784              3,816
   Accrued expenses and other liabilities                                   17,987                19,004             24,967
                                                                      ------------          ------------       ------------
    Total Liabilities                                                      105,676                78,365            571,999
                                                                      ------------          ------------       ------------
   Net assets applicable to outstanding capital stock                 $  4,114,455          $  2,658,114       $  3,167,050
                                                                      ============          ============       ============
NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------------------------
   Capital stock (par value $.01 per share -- authorized
    10 billion shares; outstanding: 809,596, 390,226,
    and 402,870 shares, respectively)                                 $ 12,900,954          $  6,371,310       $  5,611,767
   Accumulated net investment loss                                         (49,832)              (52,220)           (63,205)
   Accumulated net realized loss on investments                         (9,129,304)           (4,160,800)        (2,606,574)
   Net unrealized appreciation on:
     Investments                                                           392,445               499,824            224,896
     Written options                                                           192                    --                166
                                                                      ------------          ------------       ------------
   Total, representing net assets applicable to
    outstanding capital stock                                         $  4,114,455          $  2,658,114       $  3,167,050
                                                                      ============          ============       ============
   Net asset value, redemption price and offering price
    per share                                                         $       5.08          $       6.81       $       7.86
                                                                      ============          ============       ============


--------------------------------------------------------------------------------
10                           See accompanying notes to the financial statements.

FINANCIAL STATEMENTS (unaudited) (continued)      Six Months Ended June 30, 2004

STATEMENTS OF OPERATIONS

                                                                  American Eagle        American Eagle      American Eagle
                                                               Capital Appreciation         Twenty         Large-Cap Growth
                                                                       Fund                  Fund                Fund
---------------------------------------------------------------------------------------------------------------------------
INCOME
---------------------------------------------------------------------------------------------------------------------------
   Interest                                                         $   29,958            $    7,230          $   3,840
   Dividends                                                             2,224                 2,102              7,734
   Other income                                                            634                   403                351
                                                                    ----------            ----------          ---------
                                                                        32,816                 9,735             11,925
                                                                    ----------            ----------          ---------
EXPENSES
---------------------------------------------------------------------------------------------------------------------------
   Investment advisory fees                                             28,730                18,678             22,165
   Registration fees                                                     7,201                 7,106              6,655
   Administration fees                                                   4,922                 3,648              4,400
   Fund accounting fees                                                  6,014                 4,273              5,405
   Audit fees                                                            9,788                 6,473              7,113
   Legal fees                                                            3,094                 2,453              3,466
   Transfer agent fees and expenses                                      7,470                 5,286              7,051
   Custodian fees                                                        3,894                 5,009              5,468
   Reports to shareholders                                               2,548                 1,638              2,461
   Directors' fees                                                       2,184                 1,274              2,366
   Other                                                                 5,785                 6,117              6,557
                                                                    ----------            ----------          ---------
    Total expenses before interest expense                              81,630                61,955             73,107
   Interest expense (Note 5)                                               234                    --                182
   Dividends on short sale positions                                       784                    --              1,841
                                                                    ----------            ----------          ---------
    Total expenses after interest expense
      and dividends on short sale positions                             82,648                61,955             75,130
                                                                    ----------            ----------          ---------
   Net investment loss                                              $  (49,832)           $  (52,220)         $ (63,205)
                                                                    ----------            ----------          ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
     Long transactions                                                 806,616               595,476            128,983
     Short sale transactions                                          (144,213)             (101,745)                --
     Written options transactions                                           --                    --            (75,266)
     Futures contracts closed                                          (39,689)              (26,633)           (65,129)
                                                                    ----------            ----------          ---------
     Net realized gain (loss)                                          622,714               467,098            (11,412)
                                                                    ----------            ----------          ---------
   Change in unrealized appreciation (depreciation) on:
     Long transactions (including appreciation
      (depreciation) due to investments of affiliated
      issuers of ($52,962), $0 and $0, respectively)                  (874,992)             (454,254)           (13,334)
     Short sale transactions                                           199,449               146,686                 --
     Written options transactions                                       11,113                 8,191            (17,409)
     Futures contracts                                                 164,624                97,171            140,759
                                                                    ----------            ----------          ---------
     Net unrealized gain (loss) on investments                        (499,806)             (202,206)           110,016
                                                                    ----------            ----------          ---------
   Net realized and unrealized gain on investments                     122,908               264,892             98,604
                                                                    ----------            ----------          ---------
     Net increase in net assets resulting from operations           $   73,076            $  212,672          $  35,399
                                                                    ==========            ==========          =========


--------------------------------------------------------------------------------
See accompanying notes to the financial statements.                           11

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          American Eagle Capital Appreciation Fund
                                                                          ----------------------------------------
                                                                             Six Months Ended
                                                                                 6/30/04           Year Ended
                                                                               (unaudited)          12/31/03
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
   Net investment loss                                                        $    (49,832)      $    (21,691)
   Net realized gain (loss) on investment transactions                             622,714         (1,438,237)
   Net change in unrealized appreciation (depreciation)                           (499,806)         3,001,277
                                                                              ------------       ------------
   Net increase in net assets resulting from operations                             73,076          1,541,349
                                                                              ------------       ------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold                                                     4,076            340,392
   Cost of shares redeemed                                                      (1,253,353)        (1,121,700)
                                                                              ------------       ------------
   Net decrease in net assets resulting from capital share transactions         (1,249,277)          (781,308)
                                                                              ------------       ------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                      (1,176,202)           760,041
   Net assets at beginning of period                                             5,290,656          4,530,615
                                                                              ------------       ------------
   Net assets at end of period                                                $  4,114,455       $  5,290,656
                                                                              ============       ============
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
   Shares sold                                                                         796             79,720
   Shares redeemed                                                                (237,987)          (227,404)
                                                                              ------------       ------------
   Net decrease in shares outstanding                                             (237,191)          (147,684)
                                                                              ============       ============


--------------------------------------------------------------------------------
12                           See accompanying notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               American Eagle Twenty Fund
                                                                             -------------------------------
                                                                             Six Months Ended
                                                                                 6/30/04          Year Ended
                                                                               (unaudited)         12/31/03
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------
   Net investment loss                                                        $    (52,220)      $  (22,848)
   Net realized gain (loss) on investment transactions                             467,098         (936,199)
   Net change in unrealized appreciation (depreciation)                           (202,206)       2,112,004
                                                                              ------------       ----------
   Net increase in net assets resulting from operations                            212,672        1,152,957
                                                                              ------------       ----------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold                                                    13,176          615,949
   Cost of shares redeemed                                                      (1,596,687)        (943,904)
                                                                              ------------       ----------
   Net decrease in net assets resulting from capital share transactions         (1,583,511)        (327,955)
                                                                              ------------       ----------
NET ASSETS
------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                      (1,370,839)         825,002
   Net assets at beginning of period                                             4,028,953        3,203,951
                                                                              ------------       ----------
   Net assets at end of period                                                $  2,658,114       $4,028,953
                                                                              ------------       ----------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------
   Shares sold                                                                       1,990          110,426
   Shares redeemed                                                                (244,443)        (154,430)
                                                                              ------------       ----------
   Net decrease in shares outstanding                                             (242,453)         (44,004)
                                                                              ============       ==========


--------------------------------------------------------------------------------
See accompanying notes to the financial statements.                           13

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      American Eagle
                                                                                   Large-Cap Growth Fund
                                                                             --------------------------------
                                                                             Six Months Ended
                                                                                 6/30/04           Year Ended
                                                                               (unaudited)          12/31/03
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
   Net investment loss                                                        $    (63,205)      $    (17,291)
   Net realized loss on investment transactions                                    (11,412)          (661,085)
   Net change in unrealized appreciation                                           110,016          1,878,562
                                                                              ------------       ------------
   Net increase in net assets resulting from operations                             35,399          1,200,186
                                                                              ------------       ------------
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold                                                   407,334             61,083
   Cost of shares redeemed                                                      (1,255,295)        (3,589,640)
                                                                              ------------       ------------
   Net decrease in net assets resulting from capital share transactions           (847,961)        (3,528,557)
                                                                              ------------       ------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------
   Total decrease in net assets                                                   (812,562)        (2,328,371)
   Net assets at beginning of period                                             3,979,612          6,307,983
                                                                              ------------       ------------
   Net assets at end of period                                                $  3,167,050       $  3,979,612
                                                                              ============       ============
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
   Shares sold                                                                      53,829              8,755
   Shares redeemed                                                                (157,919)          (449,004)
                                                                              ------------       ------------
   Net decrease in shares outstanding                                             (104,090)          (440,249)
                                                                              ============       ============


--------------------------------------------------------------------------------
14                           See accompanying notes to the financial statements.

FINANCIAL STATEMENTS (unaudited) (concluded)      Six Months Ended June 30, 2004

STATEMENTS OF CASH FLOWS

                                                     American Eagle          American Eagle        American Eagle
                                               Capital Appreciation Fund       Twenty Fund      Large-Cap Growth Fund
---------------------------------------------------------------------------------------------------------------------
CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
---------------------------------------------------------------------------------------------------------------------
   Sales of capital shares                           $      4,076             $     13,176          $    407,334
   Repurchases of capital shares                       (1,253,353)              (1,596,687)           (1,255,295)
   Net change in receivables/payables
    related to capital share transactions                      --                       --               471,600
                                                     ------------             ------------          ------------
   Cash provided by capital share
    transactions                                       (1,249,277)              (1,583,511)             (376,361)
                                                     ------------             ------------          ------------
   Net borrowings                                              --                       --                    --
                                                     ------------             ------------          ------------
                                                     $ (1,249,277)            $ (1,583,511)         $   (376,361)
                                                     ------------             ------------          ------------
CASH PROVIDED (USED) BY OPERATIONS:
---------------------------------------------------------------------------------------------------------------------
   Purchases of investments including
    short covers                                       (5,451,696)              (3,153,042)           (4,336,443)
   Proceeds from sales of investments
    including short sales                               5,742,659                3,696,213             3,922,947
                                                     ------------             ------------          ------------
                                                          290,963                  543,171              (413,496)
                                                     ------------             ------------          ------------
   Change from futures contracts                          (39,689)                 (26,633)              (65,129)
   Change in short-term investments                            --                  595,000               950,000
   Change from other trading activities                   946,747                  675,847                22,982
   Net investment loss                                    (49,832)                 (52,220)              (63,205)
   Net change in receivables/payables
    related to operations                                   7,560                  (30,677)              (24,770)
                                                     ------------             ------------          ------------
                                                          864,786                1,161,317               819,878
                                                     ------------             ------------          ------------
                                                        1,155,749                1,704,488               406,382
                                                     ------------             ------------          ------------
   Net increase (decrease) in cash                        (93,528)                 120,977                30,021
   Cash, beginning of period                              372,011                  185,762               421,573
                                                     ------------             ------------          ------------
   Cash, end of period                               $    278,483             $    306,739          $    451,594
                                                     ============             ============          ============
   Supplemental information:
    Cash paid for interest                           $        220             $         --          $        171

--------------------------------------------------------------------------------
See accompanying notes to the financial statements.                           15

NOTES TO FINANCIAL STATEMENTS (unaudited)                          June 30, 2004

1. ORGANIZATION

American Eagle Capital Appreciation Fund ("Capital Appreciation Fund"), American Eagle Twenty Fund ("Twenty Fund") and American Eagle Large-Cap Growth Fund ("Large-Cap Growth Fund") (each, a "Fund" or collectively, the "Funds") are separate non-diversified investment portfolios and series of capital stock of American Eagle Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. Jundt Associates, Inc. serves as the investment adviser (the "Adviser") and is responsible for managing the Funds' portfolios of securities.

As of June 30, 2004, principals of Jundt Associates, Inc. and their related investment accounts owned approximately the following percentage of the outstanding shares of each Fund:


                                  Ownership of
                               Outstanding Shares
-------------------------------------------------
Capital Appreciation Fund             26.0%
Twenty Fund                           36.9%
Large-Cap Growth Fund                 24.5%

The investment objective of each Fund is capital appreciation, and each Fund's principal investment strategy is as follows:


o Capital Appreciation Fund normally emphasizes a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that the market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.


o Twenty Fund normally maintains a more concentrated portfolio of approximately, but not less than, 20 securities of primarily American growth companies without regard to their size. In normal market conditions, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns.


o Large-Cap Growth Fund normally maintains a core portfolio of 30 to 50 securities of primarily large American growth companies. These companies are those with market capitalizations that fall within the same range as the companies in the Russell 1000 Growth Index. In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short, and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Funds are as follows:

INVESTMENT IN SECURITIES
Investment in securities traded on U.S. securities exchanges and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Investments in securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Dividend income and dividend expense on short sales is recognized on the ex-dividend date. Interest income, including level-yield amortization of discount, is accrued daily.

FEDERAL TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders. Therefore, no income tax provision is required. The Funds have a tax year end of December 31. In addition, on a calendar year basis, the Funds will usually make sufficient distributions of their net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2004

As of December 31, 2003, the Funds have the following capital loss carryforwards:
                                                 Expiration
                                   Amount           Date
-----------------------------------------------------------
Capital Appreciation Fund     (3,666,653)           2009
                              (4,327,476)           2010
                                (777,134)           2011

Twenty Fund                   (1,856,750)           2009
                              (1,358,125)           2010
                                (634,831)           2011

Large-Cap Growth Fund           (484,635)           2009
                              (1,251,407)           2010
                                (781,963)           2011

It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryforwards have been offset or expire.


REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

The Funds may invest uninvested cash balances in repurchase agreements and/or short-term money market instruments.

INITIAL PUBLIC OFFERINGS
Each Fund may participate in the initial public offering (IPO) market and historically a significant portion of the Capital Appreciation Fund and Twenty Fund returns have been attributed to their investments in IPOs. Participation in IPOs may have a magnified performance impact on a Fund with a small asset base which typically diminishes as the Fund's assets grow. Further, IPOs may not be consistently available to a Fund for investing. The impact of IPOs on the Funds' performance likely will decrease if the Funds' asset size increases, which could reduce the Funds' total returns over time.

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES
The Funds may engage in various portfolio strategies to attempt to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS
For hedging purposes, the Funds may purchase and sell put and call options on their portfolio securities. Each Fund may also employ these techniques on an opportunistic basis to attempt to generate additional investment returns.

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS
The Funds may buy and sell futures contracts and related options for hedging purposes and to attempt to increase investment returns. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing price on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

SHORT SALE TRANSACTIONS
The Funds may seek to hedge investments or realize additional gains through short sales. Short selling obligates a Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, in a segregated account with a broker and/or custodian, cash and/or other liquid securities sufficient to cover its short position. Securities sold

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2004

short at June 30, 2004, if any, and their related market values and proceeds are set forth in the Notes to Schedule of Investments.

In addition, for hedging purposes, each Fund may engage in short-selling of securities already held in the Fund. This practice is called short-selling "against the box".

DISTRIBUTION TO SHAREHOLDERS
Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.

EXPENSES
Expenses directly attributable to each Fund are charged to that Fund's operations; expenses that are applicable to all of the Funds are allocated between the Funds on a pro rata basis relative to net assets.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates (e.g. on assets, liabilities and contingent assets and liabilities) and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT SECURITY TRANSACTIONS
For the six months ended June 30, 2004, the Funds' cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities were as follows:

                                  Cost of         Proceeds
                                 Purchases       from Sales
------------------------------------------------------------
Capital Appreciation Fund
   Long-term investment
    transactions               $4,408,091      $5,634,953
   Short sale transactions     $1,043,605      $  107,706
Twenty Fund
   Long-term investment
    transactions               $2,383,103      $3,616,777
   Short sale transactions     $  769,939      $   79,436
Large-Cap Growth Fund
   Long-term investment
    transactions               $4,336,443      $3,922,947
   Short sale transactions     $       --      $       --
------------------------------------------------------------

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Funds have entered into investment advisory agreements with the Adviser. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment, and certain other services necessary to the operations of each Fund. For its services, each Fund pays a monthly investment advisory fee calculated at the annualized rate of 1.3% of each Fund's average daily net assets.

Effective October 1, 2003, the Company and other fund companies managed by the Adviser (the "Fund Complex") have entered into agreements with U.S. Bancorp Fund Services, LLC ("USBFS") to provide administration, transfer agent and fund accounting services. The fees for such services are based upon net asset levels of the Funds or on the number of shareholder accounts, subject to certain annual Fund Complex minimums.

Administration fees are based on 0.16% of average daily net assets, subject to a $260,000 minimum Fund Complex fee. Transfer agent fees are based on $17.00 per shareholder account plus 0.03% of average daily net assets, subject to a $270,000 minimum Fund Complex fee. Fund accounting fees are $285,000 on the first $170 million of net assets for the Fund Complex. Fund account fees on net assets in excess of $170 million are subject to a reduced fee schedule.

During the period ended June 30, 2004, the fees for these services were subject to the above Fund Complex minimums. For these fees USBFS provides facilities, clerical, record keeping and other services required to support the daily operations of the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Under the previous agreements, the Funds paid USBFS an annual administration fee equal to $30,000 per Fund, a transfer agent fee of $16.00 per account subject to a minimum of $10,000 per Fund, and a fund accounting fee equal to $30,000 per Fund.

The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares.

In addition to the investment management fee, administration fee, transfer agent fee and fund accounting fee, each Fund is responsible for paying most other operating expenses, including directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; expenses for legal and auditing services; insurance; and other miscellaneous expenses.

Legal fees of $3,094 for the six months ended June 30, 2004, for Capital Appreciation Fund, $2,453 for Twenty Fund and $3,466 for Large-Cap Growth Fund were incurred with a law firm of which the secretary of the Fund companies is a partner. Certain officers and/or directors of the Fund companies are officers and/or directors of the Adviser and/or the Distributor.

Each of the directors of the Company is also a director of other fund companies managed by the Adviser. The Company and the other fund companies managed by the Adviser pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "interested person" (as defined in the Act) of any fund company managed by the Adviser. In the aggregate, the Company and the other fund companies managed by the Adviser have agreed to pay each such director a fee of $15,000 per year plus $1,500 for each meeting attended and to reimburse each such director for the expenses of attendance at such meetings. For the six months ended June 30, 2004, each director received fees in the aggregate of $10,500 (not including reimbursement for expenses) except for two directors who received $9,000 each. No compensation is paid by the Funds to officers or directors who are affiliated with the Adviser.

5. BANK BORROWING
The Funds entered into a Credit Agreement with U.S. Bank, N.A., for an amount not to exceed in the aggregate $5,000,000 or, with respect to each Fund, one-third of the Fund's total assets. For the six months ended June 30, 2004, Capital Appreciation Fund's average daily balance of loans outstanding was $10,868 at a weighted average interest rate of 4.00%. The maximum amount of loans outstanding at any time during

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2004

the period was $280,000, or 5.33% of total assets. The loans were collateralized by certain Capital Appreciation Fund investments. Large-Cap Growth Fund's average daily balance of loans outstanding was $8,473 at a weighted average interest rate of 4.00%. The maximum amount of loans outstanding at any time during the period was $198,000, or 5.50% of total assets. The loans were collateralized by certain Large-Cap Growth Fund investments. Twenty Fund did not have any loans during the period. As of June 30, 2004 the outstanding loan balances were $0 for Capital Appreciation Fund, $0 for Twenty Fund and $0 for Large-Cap Growth Fund.

6. OPTION CONTRACTS WRITTEN
For Capital Appreciation Fund, Twenty Fund and Large-Cap Growth Fund, the premium amount and number of option contracts written during the six months ended June 30, 2004 were as follows:

                                Premium      Number of
                                Amount       Contracts
------------------------------------------------------
Capital Appreciation Fund
   Options outstanding at
    December 31, 2003        $25,879             40
   Options written             3,492             15
   Options closed                 --             --
   Options exercised         (25,879)           (40)
   Options expired                --             --
                             ----------------------
   Options outstanding at
    June 30, 2004            $ 3,492             15
===================================================

                                Premium      Number of
                                Amount       Contracts
------------------------------------------------------
Twenty Fund
   Options outstanding at
    December 31, 2003        $19,409             30
   Options written                --             --
   Options closed                 --             --
   Options exercised         (19,409)           (30)
   Options expired                --             --
                             ----------------------
   Options outstanding at
    June 30, 2004            $    --             --
=====================================================

                                Premium       Number of
                                 Amount       Contracts
-------------------------------------------------------
Large-Cap Growth Fund
   Options outstanding at
    December 31, 2003        $ 41,065             81
   Options written            309,626            475
   Options closed            (347,665)          (543)
   Options exercised               --             --
   Options expired                 --             --
                             -----------------------
   Options outstanding at
    June 30, 2004            $  3,026             13
====================================================

NOTES TO FINANCIAL STATEMENTS (continued)                          June 30, 2004

7. FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except where indicated otherwise, this information has been audited by KPMG LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                American Eagle Capital Appreciation Fund
                                     ----------------------------------------------------------------------------------------
                                     Six Months Ended                                                           For the Period
                                         6/30/04        Year Ended    Year Ended     Year Ended     Year Ended     12/30/99*-
                                       (unaudited)       12/31/03      12/31/02       12/31/01       12/31/00      12/31/99
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                    $    5.05        $    3.79     $    7.05     $     9.79     $    10.00     $ 10.00
OPERATIONS
 Net investment loss                        (0.06)           (0.02)        (0.08)         (0.14)         (0.25)       --
 Net realized and unrealized gains
  (losses) on investments                    0.09             1.28         (3.18)         (1.57)          8.83        --
                                        ---------        ---------     ---------     ----------     ----------     -------
 Total from operations                       0.03             1.26         (3.26)         (1.71)          8.58        --
                                        ---------        ---------     ---------     ----------     ----------     -------
DISTRIBUTIONS
 Distribution from net realized gains        --               --            --            (1.03)         (8.79)       --
                                        ---------        ---------     ---------     ----------     ----------     -------
NET ASSET VALUE
 End of period                          $    5.08        $    5.05     $    3.79     $     7.05     $     9.79     $ 10.00
                                        =========        =========     =========     ==========     ==========     =======
 Total return(1)                             0.59%           33.25%       (46.24%)       (17.17%)        84.67%       0.00%
 Net assets at end of period
  (000s omitted)                        $   4,114        $   5,291     $   4,531     $   11,999     $   13,044     $    74

RATIO OF EXPENSES TO AVERAGE
NET ASSETS
 Net expenses(2)                             3.69%(4)         3.81%         3.26%          2.42%          2.61%       6.96%(4)
 Gross expenses(3)                           3.69%(4)         3.81%         3.26%          2.42%          2.61%     168.87%(4)
 Gross expenses including
  interest expense                           3.70%(4)         3.85%         3.48%          2.48%          2.63%        N/A

RATIO OF NET INVESTMENT LOSS
TO AVERAGE NET ASSETS
 Net investment loss                        (2.25%)(4)       (0.39%)       (1.49%)        (1.57%)        (1.56%)     (6.96%)(4)
 Portfolio turnover rate                      112%             141%          261%           392%           557%          0%

 *Commencement of operations.

(1) Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total investment returns for periods less than one full year are not annualized.

(2) Excluding interest expense, net of reimbursement.

(3) Excluding interest expense, before reimbursement.

(4) Annualized.

NOTES TO FINANCIAL STATEMENTS (continued)                          June 30, 2004

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except where indicated otherwise, this information has been audited by KPMG LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                         American Eagle Twenty Fund
                                          ----------------------------------------------------------------------------------------
                                          Six Months Ended                                                          For the Period
                                               6/30/04        Year Ended    Year Ended    Year Ended    Year Ended     12/30/99* -
                                             (unaudited)       12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                          $    6.37        $    4.73     $    7.17     $    9.35     $   10.00     $ 10.00
                                              ---------        ---------     ---------     ---------     ---------     -------
OPERATIONS
 Net investment loss                              (0.12)           (0.03)        (0.10)        (0.18)        (0.33)       --
 Net realized and unrealized gains (losses)
  on investments                                   0.56             1.67         (2.34)        (1.27)         5.64        --
                                              ---------        ---------     ---------     ---------     ---------     -------
 Total from operations                             0.44             1.64         (2.44)        (1.45)         5.31        --
                                              ---------        ---------     ---------     ---------     ---------     -------
DISTRIBUTIONS
 Distribution from net realized gains              --               --            --           (0.73)        (5.96)       --
                                              ---------        ---------     ---------     ---------     ---------     -------
NET ASSET VALUE
 End of period                                $    6.81        $    6.37     $    4.73     $    7.17     $    9.35     $ 10.00
                                              =========        =========     =========     =========     =========     =======
 Total return(1)                                   6.91%           34.67%       (34.03%)      (15.47)%       49.66%       0.00%
 Net assets at end of period (000s omitted)   $   2,658        $   4,029     $   3,204     $   8,242     $   7,951     $    74

RATIO OF EXPENSES TO AVERAGE
NET ASSETS
 Net expenses(2)                                   4.31%(4)         4.40%         3.75%         2.95%         2.93%       6.96%(4)
 Gross expenses(3)                                 4.31%(4)         4.40%         3.75%         2.95%         2.93%     168.87%(4)
 Gross expenses including interest expense         4.31%(4)         4.40%         3.77%         3.01%         2.97%        N/A

RATIO OF NET INVESTMENT LOSS TO
AVERAGE NET ASSETS
 Net investment loss                              (3.63%)(4)       (0.56%)       (1.68%)       (2.28%)       (2.24%)     (6.96%)(4)
 Portfolio turnover rate                            104%             129%          206%          212%          297%          0%

*Commencement of operations.

(1) Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total investment returns for periods less than one full year are not annualized.

(2) Excluding interest expense, net of reimbursement.

(3) Excluding interest expense, before reimbursement.

(4) Annualized.

NOTES TO FINANCIAL STATEMENTS (concluded)                          June 30, 2004

7. FINANCIAL HIGHLIGHTS (CONCLUDED)
The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except where indicated otherwise, this information has been audited by KPMG LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                             American Eagle
                                                                          Large-Cap Growth Fund
                                              ------------------------------------------------------------------------
                                              Six Months Ended                                          For the Period
                                                   6/30/04         Year Ended   Year Ended   Year Ended    12/29/00* -
                                                 (unaudited)        12/31/03     12/31/02     12/31/01     12/31/00
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                               $    7.85         $  6.66      $   9.01     $ 10.00        $ 10.00
                                                   ---------         -------      --------     -------       --------
OPERATIONS
 Net investment loss                                   (0.14)          (0.02)        (0.06)      (0.16)            --
 Net realized and unrealized gains (losses) on
  investments                                           0.15            1.21         (2.29)      (0.83)            --
                                                   ---------         -------      --------     -------       --------
 Total from operations                                  0.01            1.19         (2.35)      (0.99)            --
                                                   ---------         -------      --------     -------       --------
NET ASSET VALUE
 End of period                                     $    7.86         $  7.85      $   6.66     $  9.01        $ 10.00
                                                   =========         =======      ========     =======       ========
 Total return(1)                                        0.13%          17.87%       (26.08%)     (9.90%)         0.00%
 Net assets at end of period (000s omitted)        $   3,167         $ 3,980      $  6,308     $10,787        $    --

RATIO OF EXPENSES TO AVERAGE NET
ASSETS
 Net expenses(2)                                        4.29%(4)        3.64%         3.08%       2.74%           N/A
 Gross expenses(3)                                      4.29%(4)        3.64%         3.08%       2.74%           N/A
 Gross expenses including interest expense              4.30%(4)        3.67%         3.09%       2.78%           N/A

RATIO OF NET INVESTMENT LOSS TO
AVERAGE NET ASSETS
 Net investment loss                                   (3.71%)(4)      (0.29%)       (0.81%)     (1.76%)          N/A
 Portfolio turnover rate                                 134%            134%          258%        276%             0%

 *Commencement of operations.

(1) Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total investment returns for periods less than one full year are not annualized.

(2) Excluding interest expense, net of reimbursement.

(3) Excluding interest expense, before reimbursement.

(4) Annualized.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                              INVESTMENT ADVISER
                            Jundt Associates, Inc.
                              301 Carlson Parkway
                                   Suite 120
                             Minnetonka, MN 55305



                                  DISTRIBUTOR
                         U.S. Growth Investments, Inc.
                              301 Carlson Parkway
                                   Suite 120
                             Minnetonka, MN 55305



                                 ADMINISTRATOR
                        U.S. Bancorp Fund Services, LLC
                       615 E. Michigan Street, 3rd Floor
                              Milwaukee, WI 53202



                                TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                       615 E. Michigan Street, 3rd Floor
                              Milwaukee, WI 53202



                                   CUSTODIAN
                                U.S. Bank, N.A.
                               625 Walnut Street
                             Cincinnati, OH 45202



                             INDEPENDENT AUDITORS
                                   KPMG LLP
                            4200 Wells Fargo Center
                            90 South Seventh Street
                             Minneapolis, MN 55402



                                 LEGAL COUNSEL
                              Faegre & Benson LLP
                            2200 Wells Fargo Center
                            90 South Seventh Street
                             Minneapolis, MN 55402




FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEES, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-335-0333 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUND'S CURRENT PROSPECTUS.

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE FUNDS' OFFICERS AND DIRECTORS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-335-0333.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUNDS USE TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1-800-335-0333.

Item 2. Code of Ethics.
-----------------------

Not applicable for semi-annual reports.


Item 3. Audit Committee Financial Expert.
-----------------------------------------

Not applicable for semi-annual reports.


Item 4. Principal Accountant Fees and Services.
-----------------------------------------------

Not applicable for semi-annual reports.


Item 5. Audit Committee of Listed Registrants.
----------------------------------------------

Not applicable to open-end investment companies.


Item 6. Schedule of Investments.
--------------------------------

Not applicable for periods ending before July 9, 2004.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
--------------------------------------------------------------------------------

Not applicable to open-end investment companies.


Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.
--------------------------------------------------------------------------------

Not applicable to open-end investment companies.


Item 9. Submission of Matters to a Vote of Security Holders.
------------------------------------------------------------

Not applicable.


Item 10. Controls and Procedures.
---------------------------------

(a) The Registrant's President and Treasurer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 11. Exhibits.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing of an exhibit. Not applicable.

         (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

         (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.236-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  American Eagle Funds, Inc.
                     -----------------------------------------------------------

         By (Signature and Title) /s/ James R. Jundt
                                  ----------------------------------------------
                                  James R. Jundt, Chairman of the Board

         Date    September 2, 2004
                ----------------------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

         By (Signature and Title)* /s/ Marcus E. Jundt
                                   ---------------------------------------------
                                   Marcus E. Jundt, President

         Date    September 2, 2004
                ----------------------------------------------------------------

         By (Signature and Title)* /s/ Gerald M. Fitterer
                                   --------------------------------------------
                                   Gerald M. Fitterer, Treasurer

         Date    September 2, 2004
                ----------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.